Retirement Plans (Schedule Of Benefits Expected Payments) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Postretirement Benefits Other Than Pensions [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 1.0
2013	1.1
2014	1.2
2015	1.4
2016	1.5
Years 2017-2021	10.2
U.S. [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	9.5
2013	10.5
2014	11.6
2015	12.9
2016	15.2
Years 2017-2021	94.2
Non-U.S. [Member] | Defined Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	4.9
2013	5.8
2014	6.4
2015	7.0
2016	7.6
Years 2017-2021	$ 53.3